FAIR VALUE MEASUREMENT, Derivative Liability (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Derivative Liability [Roll Forward]
Estimated fair value			$ 18,402,800	$ 14,905,300	$ 14,905,300	$ 75,355,200
Change in fair value of derivative liabilities	$ 0	$ 1,611,100	(225,916,000)	$ 7,271,000	2,791,600	(75,809,900)
Additions from new convertible notes					705,900	15,360,000
Estimated fair value	$ 244,318,900		$ 244,318,900		$ 18,402,800	$ 14,905,300